Other Acquisitions (Details) (USD $)	3 Months Ended	11 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended
	Jan. 27, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Apr. 01, 2011	Nov. 02, 2010	Jul. 29, 2012
Business Acquisition [Line Items]
Cash paid for acquisition					$ 658,907,000
Acquisition of subsidiary shares from noncontrolling interests			(80,132,000)	(54,824,000)	(6,338,000)
Business aquisition contingent consideration cash payment		60,000,000
Business aquisition contingent consideration cash payment, operating activity		15,500,000
Earn-out settlement		44,547,000
Business combination contingent consideration arrangements, settlement charge	12,100,000
Coniexpress S.A. Industrias Alimenticias [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownerhsip interest by Parent						80.00%
Cash paid for acquisition						493,500,000
Other current assets						10,600,000
Acquisition including short-term investment						60,100,000
Pre-tax cost incurred related to acquisition						11,300,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill						161,900,000
Coniexpress S.A. Industrias Alimenticias [Member] | Customer-related assets [Member]
Business Acquisition [Line Items]
Business acquisition purchase price allocation intangible assets which are subject to amortization						19,900,000
Foodstar Holding Pte [Member]
Business Acquisition [Line Items]
Cash paid for acquisition							165,400,000
Other current assets							30,000,000
Business acquisition purchase price allocation intangible assets total excluding goodwill							70,700,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets							42,400,000
Business acquisition purchase price allocation intangible assets which are subject to amortization							28,300,000
Estimate contingent liability				44,500,000
Total consideration pushed down from Parent							77,300,000
P.T. Heinz ABC Indonesia [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownerhsip interest by Parent				65.00%
Noncontrolling Interest, Decrease from Purchase of Interests				10.00%
Acquisition of subsidiary shares from noncontrolling interests				(54,800,000)
Heinz UFE Ltd [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownerhsip interest by Parent					79.00%
Acquisition of remaining interest in subsidiary					21.00%
Acquisition of subsidiary shares from noncontrolling interests					(6,300,000)
Trademarks [Member] | Coniexpress S.A. Industrias Alimenticias [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill						142,000,000
Rest of World [Member] | Coniexpress S.A. Industrias Alimenticias [Member]
Business Acquisition [Line Items]
Total consideration pushed down from Parent						301,600,000
Coniexpress Sa Industrias Alimenticias [Member]
Business Acquisition [Line Items]
Acquisition of remaining interest in subsidiary		5.00%				20.00%
Noncontrolling Interest, Decrease from Purchase of Interests								15.00%
Acquisition of subsidiary shares from noncontrolling interests								$ (80,100,000)